Cash, balances with banks and cash equivalents (Details 2) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash and due from banks in domestic currency		R$ 14,802,308	R$ 14,734,228
Cash and due from banks in foreign currency		4,185,462	4,877,776
Interbank investments	[1]	42,890,831	90,612,803
Investments in gold		892	823
Total		R$ 61,879,493	R$ 110,225,630	R$ 156,054,442	R$ 181,230,427

[1]	Refers to operations with maturity date on the effective date of investment equal to or less than 90 days and insignificant risk of change in the fair value. Of this amount, R$38,451,100 thousand (2018 - R$60,443,537 thousand) refers to financial assets pledged as collateral.